EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings
Attributable profit for the year	[1]	$ 263	$ 223	$ 524
Adjusted attributable profit (see below)		722	713	710
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	[1]	263	223	524
Acquisition-related costs		78	162	(73)
Restructuring and rationalisation expenses		223	168	113
Amortisation and impairment of acquisition intangibles		207	205	172
Legal and other		64	82	59
Taxation on excluded items		(113)	(127)	(85)
Adjusted attributable profit (see below)		722	713	710
Acquisition and disposal related items charged within operating profit		60	4	7
Acquisition and disposal related items charged within share of result of associates		18	158	(5)
Gain on disposal of interest in associate		0	0	75
Amortisation and impairment of acquisition intangibles cost charged within operating profit		207	205	172
Unwinding of discount		6	9	10
Legal and other charges		58	75	51
Restructuring and rationalisation costs charged within operating profit		220	167	113
Restructuring and rationalisation costs charged within share of result of associates		3	1	0
Bioventus LLC
Earnings
Attributable profit for the year		(152)	(129)
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year		(152)	(129)
Gain on disposal of interest in associate		0
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount		$ 6	$ 7	$ 8

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.